Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Concentration of Risk, by Risk Factor (Century Medical [Member], Customer Concentration Risk [Member])	6 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Sales Revenue, Goods, Net [Member]
Concentration Risk [Line Items]
Century Medical	34.00%	29.00%	29.00%	29.00%	7.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Century Medical	14.00%		33.00%	30.00%